Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial (gains) / losses
Benefit amounts recognized on equity	$ (42)	$ (20)	$ 114
Pension benefits
Employee benefits obligations
Current service cost	212	191	178
Past service cost	(32)	60	47
Settlements	2	2	2
Net interest cost	41	21	28
Benefit amounts recognized on profit and loss	223	274	255
Actuarial (gains) / losses
Effect of changes in demographic assumptions	(6)	(69)	4
Effect of changes in financial assumptions	(122)	(425)	188
Effect of experience adjustments	143	217	204
Actual return on plan assets	(36)	303	(272)
Effect of asset ceiling	14	(16)	(3)
Benefit amounts recognized on equity	(7)	11	121
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	216	284	376
Other benefits
Employee benefits obligations
Current service cost	10	8	12
Past service cost		0
Net interest cost	16	19	20
Benefit amounts recognized on profit and loss	26	27	32
Actuarial (gains) / losses
Effect of changes in demographic assumptions	(2)	(4)	(8)
Effect of changes in financial assumptions	(13)	(24)	(7)
Effect of experience adjustments	(20)	(2)	8
Benefit amounts recognized on equity	(35)	(30)	(6)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	$ (9)	$ (3)	$ 25